INTANGIBLE - Valuation assumptions (Details)	12 Months Ended
Dec. 31, 2020 R$ / $ $ / T
Assumptions used in valuation of cash-generating units
Nominal tax rate for cash generating units	3.27%
Discount rate, based on WACC (as a percent)	9.19%
Not later than one year
Assumptions used in valuation of cash-generating units
Average exchange rate | R$ / $	5.01
Discount rate (pos-tax)	9.19%
Discount rate (pre-tax)	13.00%
Later than one year and not later than two years
Assumptions used in valuation of cash-generating units
Average exchange rate | R$ / $	4.82
Discount rate (pos-tax)	9.19%
Discount rate (pre-tax)	13.00%
Later than two years and not later than three years
Assumptions used in valuation of cash-generating units
Average exchange rate | R$ / $	4.81
Discount rate (pos-tax)	9.19%
Discount rate (pre-tax)	13.00%
Later than three years and not later than four years
Assumptions used in valuation of cash-generating units
Average exchange rate | R$ / $	4.82
Discount rate (pos-tax)	9.19%
Discount rate (pre-tax)	13.00%
Later than four years and not later than five years
Assumptions used in valuation of cash-generating units
Average exchange rate | R$ / $	4.88
Discount rate (pos-tax)	9.19%
Discount rate (pre-tax)	13.00%
Asia | Not later than one year
Assumptions used in valuation of cash-generating units
Net average pulp price	495.0
Asia | Later than one year and not later than two years
Assumptions used in valuation of cash-generating units
Net average pulp price	651.7
Asia | Later than two years and not later than three years
Assumptions used in valuation of cash-generating units
Net average pulp price	457.5
Asia | Later than three years and not later than four years
Assumptions used in valuation of cash-generating units
Net average pulp price	492.5
Asia | Later than four years and not later than five years
Assumptions used in valuation of cash-generating units
Net average pulp price	502.4
Europe | Not later than one year
Assumptions used in valuation of cash-generating units
Net average pulp price	490.5
Europe | Later than one year and not later than two years
Assumptions used in valuation of cash-generating units
Net average pulp price	640.1
Europe | Later than two years and not later than three years
Assumptions used in valuation of cash-generating units
Net average pulp price	504.7
Europe | Later than three years and not later than four years
Assumptions used in valuation of cash-generating units
Net average pulp price	505.9
Europe | Later than four years and not later than five years
Assumptions used in valuation of cash-generating units
Net average pulp price	516.1
North America | Not later than one year
Assumptions used in valuation of cash-generating units
Net average pulp price	535.9
North America | Later than one year and not later than two years
Assumptions used in valuation of cash-generating units
Net average pulp price	647.9
North America | Later than two years and not later than three years
Assumptions used in valuation of cash-generating units
Net average pulp price	510.9
North America | Later than three years and not later than four years
Assumptions used in valuation of cash-generating units
Net average pulp price	512.0
North America | Later than four years and not later than five years
Assumptions used in valuation of cash-generating units
Net average pulp price	522.4
Latin America | Not later than one year
Assumptions used in valuation of cash-generating units
Net average pulp price	511.3
Latin America | Later than one year and not later than two years
Assumptions used in valuation of cash-generating units
Net average pulp price	637.6
Latin America | Later than two years and not later than three years
Assumptions used in valuation of cash-generating units
Net average pulp price	502.8
Latin America | Later than three years and not later than four years
Assumptions used in valuation of cash-generating units
Net average pulp price	503.9
Latin America | Later than four years and not later than five years
Assumptions used in valuation of cash-generating units
Net average pulp price	514.1
Domestic (Brazil) | Not later than one year
Assumptions used in valuation of cash-generating units
Net average pulp price	421.6
Domestic (Brazil) | Later than one year and not later than two years
Assumptions used in valuation of cash-generating units
Net average pulp price	641.4
Domestic (Brazil) | Later than two years and not later than three years
Assumptions used in valuation of cash-generating units
Net average pulp price	505.7
Domestic (Brazil) | Later than three years and not later than four years
Assumptions used in valuation of cash-generating units
Net average pulp price	506.9
Domestic (Brazil) | Later than four years and not later than five years
Assumptions used in valuation of cash-generating units
Net average pulp price	517.1